UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21532

Frank Funds

(Exact Name of Registrant as Specified in Charter)

312 East 22nd Street, #2B, New York, NY  10010

 (Address of Principal Executive Offices)  (Zip Code)

Brian J. Frank, Frank Capital Partners LLC

312 East 22nd Street, #2B, New York, NY  10010

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  973-887-7698

Date of fiscal year end: June 30

Date of reporting period: September 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Frank Value Fund
Schedule of Investments
September 30, 2009 (Unaudited)

Shares				Value

COMMON STOCKS - 94.82%

Commercial Banks, NEC - 0.14%
516	Citigroup, Inc. *			$ 2,497

Communications Equipment - 3.06%
10,882	Lojack Corp. *			55,389

Computer Communications Equipment - 5.70%
4,386	Cisco Systems, Inc. *			103,246

Concrete, Gypsum & Plaster Products - 1.32%
1,388	USG Corp. *			23,846

Electronic Computers - 2.79%
3,313	Dell, Inc. *			50,556

Finance Services - 2.58%
2,959	Americredit Corp. *			46,723

Fire, Marine & Casualty Insurance - 1.65%
9	Berkshire Hathaway, Inc. - Class B *			29,907

Hospital & Medical Service Plans - 12.72%
1,377	Humana, Inc. *			51,362
5,430	Wellcare Health Plans, Inc. *			133,849
952	Wellpoint, Inc. *			45,087
				230,298
Men's & Boy's Furnishings, Work Clothing & Allied Garments - 2.40%
1,435	Cintas Corp. *			43,495

Miscellaneous Furniture & Fixtures - 1.48%
2,569	Knoll, Inc.			26,795

Perfumes, Cosmetics & Other Toliet Preparations - 3.76%
5,732	Bare Escentuals, Inc. *			68,153

Pharmaceutical Preparations - 17.53%
3,052	Forest Laboratories, Inc. - Class A *			89,851
1,590	NBTY, Inc. *			62,932
7,886	Pfizer, Inc.			130,513
4,855	Prestige Brands Holdings, Inc. *			34,179
				317,475
Retail-Computer & Computer Software - 3.55%
2,431	Gamestop Corp. *			64,349

Retail-Drug Store and Proprietary Stores - 5.20%
4,997	Petmed Express, Inc.			94,193

Retail-Radio, TV & Consumer Electronics Stores - 2.61%
1,259	Best Buy Co., Inc.			47,238

Services-Advertising Agencies - 3.28%
4,504	Valueclick, Inc. *			59,408

Services-Business Services - 8.29%
8,771	Bidz.com *			30,523
3,325	Ebay, Inc. *			78,470
2,174	Western Union Co. *			41,132
				150,125
Services-Computer Programming - 2.29%
4,923	Pros Holdings, Inc. *			41,452

Services-Consumer Credit Reporting - 1.24%
1098	Moody's Corp.			22,465

Services-Mailing, Reproduction - 2.76%
5,250	American Reprographics Co. *			49,980

Services-Management Consulting - 2.20%
1,603	Corporate Executive Board Co.			39,915

Services-Prepackaged Software - 3.48%
2,448	Microsoft Corp.			62,963

Telegraph & Other Message Communications - 4.79%
3,759	J2 Global Communications, Inc. *			86,495

TOTAL FOR COMMON STOCKS (Cost $1,635,315) - 94.82%				$ 1,716,963

SHORT TERM INVESTMENTS - 6.10%
110,537	First American Treasury Obligations Fund Class Y			110,537
	0.00% ** (Cost $110,537)

TOTAL INVESTMENTS (Cost $1,745,852) - 100.92%				$ 1,827,500

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.92)%				(16,695)

NET ASSETS - 100.00%				$ 1,810,805

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2009.

NOTES TO FINANCIAL STATEMENTS
Frank Value Fund
1. SECURITY TRANSACTIONS

At September 30, 2009, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,745,852 amounted to $81,648, which consisted of aggregate gross unrealized appreciation of $224,305 and aggregate gross unrealized depreciation of $142,657.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value exists since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with FAS 157, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stock		$1,716,963	$0	$0	$1,716,963
Exchange Traded Funds		$0	$0	$0	$0
Convertible Bonds		$0	$0	$0	$0
Cash Equivalents		$110,537	$0	$0	$110,537
Total		$1,716,963	$0	$0	$1,716,963

Leigh Baldwin Total Return Fund
Schedule of Investments
September 30, 2009 (Unaudited)

Shares					Value

COMMON STOCKS - 71.78%

Beverages - 8.78%
1,900	Coca Cola Co.				$ 102,030
1,200	Diageo				73,788
					175,818
Cigarettes - 4.00%
4,500	Altria Group				80,145

Farm Machinery & Equipment - 1.27%
5,000	Arts Way Manufacturing Co. *				25,350

Finance Services - 1.27%
3,000	Oneida Financial Corp.				25,530

Food & Kindred Products - 3.67%
2,800	Kraft Foods, Inc.				73,556

Grain Mill Products - 3.69%
1,500	Kellogg Co.				73,845

National Commercial Banks - 1.12%
1,000	NBT Bancorp				22,540

Natural Gas Distribution - 1.83%
1,000	Nicor, Inc.				36,590

Petroleum Refining - 8.67%
1,200	Chevron Corp.				84,516
1,300	Exxon Mobil Corp.				89,193
					173,709
Pharmaceutical Preparations - 1.12%
1,000	Bristol Myers Squibb Co.				22,520

Real Estate Investment Trusts - 3.89%
4,300	Annaly Capital Management, Inc.				78,002

Retail-Eating Places - 5.13%
1,800	McDonald's Corp.				102,726

Search, Detection, Navigation, Guidance, Aeronautical Systems - 4.65%
1,800	Northrup Grumman Corp.				93,150

Security Brokers, Dealers & Flotation Companies - 4.78%
5,000	Charles Schwab & Co., Inc.				95,750

Semiconductors & Related Devices - 3.91%
4,000	Intel Corp.				78,280

Services-Miscellaneous Amusement & Recreation - 1.29%
1,000	Disney Corts				25,750

Telephone Communications - 6.22%
3,500	AT&T Corp. *				94,535
4,000	Frontier Communications Corp.				30,160
					124,695
Trucking & Courier Services - 3.38%
1,200	United Parcel Services, Inc.				67,764

Water Supply - 1.76%
2,000	Aqua America, Inc.				35,280

Wholesale-Farm Product Raw Materials - 1.35%
1,000	CHS, Inc.				27,120

TOTAL FOR COMMON STOCKS (Cost $1,375,750) - 71.78%					$ 1,438,120

EXCHANGE TRADED FUNDS - 9.16%
5,000	Aberdeen Asia Pacific Fund				$ 30,950
2,000	The Gabelli Global Gold, Natural Resources & Income Trust				30,960
2,000	Powershares Commodity Index Fund *				44,120
1,000	Proshares Ultra Short *				40,390
4,000	Templeton Global Income Fund				37,200

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $188,041) - 9.16%					$ 183,620

PUT OPTIONS

Shares Subject	Underlying Security
to Put	Expiration Date/Exercise Price

	Altria Group, Inc.
4,500	January 2011 Put @ 12.50				$ 2,565

	Annaly Capital Management, Inc.
4,500	January 2011 Put @ 10.00				2,340

	AT&T Corp.
3,500	January 2011 Put @ 20.00				5,180

	Chevron Corp.
800	January 2011 Put @ 60.00				4,560

	Coca Cola Co.
1,500	January 2011 Put @ 37.50				1,575

	Diageo Plc
1,200	January 2011 Put @ 50.00				4,080

	Exxon Mobil Corp.
1,000	January 2011 Put @ 55.00				3,800

	Frontier Communications Corp.
4,000	February 2010 Put @ 2.50				0

	Intel Corp.
4,000	January 2011 Put @ 12.50				2,720

	Kellogg Co.
1,500	January 2011 Put @ 35.00				1,350

	Kraft Foods, Inc.
2,800	January 2011 Put @ 20.00				3,192

	McDonald's Corp.
1,500	January 2011 Put @ 45.00				3,525

	Merck & Co., Inc.
3,000	January 2011 Put @ 20.00				3,150

	Nike, Inc.
1,000	January 2011 Put @ 35.00				1,050

	Northrup Grumman Corp.
1,800	January 2011 Put @ 40.00				3,870

	Novartis Ag
1,800	January 2011 Put @ 35.00				1,260

	Charles Schwab & Co., Inc.
4,500	January 2011 Put @ 12.50				3,375

	United Parcel Service, Inc.
1,200	January 2011 Put @ 45.00				3,840

	TOTAL (Premiums Paid $125,412) - 2.57%				$ 51,432

SHORT TERM INVESTMENTS - 19.21%
384,880	Fidelity Governmental Fund 57, 0.19%** (Cost $384,880)				384,880

TOTAL INVESTMENTS (Cost $1,689,203) - 102.72%					$ 2,058,052

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.72%)					(54,484)

NET ASSETS - 100.00%					$ 2,003,568

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2009.

Leigh Baldwin Total Return Fund
Schedule of Options Written
September 30, 2009 (Unaudited)

	CALL OPTIONS WRITTEN

Shares Subject	Underlying Security
to Call	Expiration Date/Exercise Price				Value

	Altria Group, Inc.
4,500	October 2009 Call @ 18.00				$ 855

	Annaly Capital Management, Inc.
4,300	November 2009 Call @ 19.00				1,505

	Aqua America, Inc.
2,000	November 2009 Call @ 17.50				1,100

	AT&T Corp.
3,000	October 2009 Call @ 26.00				3,150
500	October 2009 Call @ 27.00				200
					3,350
	Bristol Meyers Squibb Co.
1,000	November 2009 Call @ 22.00				1,110

	Chevron Corp.
1,200	October 2009 Call @ 70.00				1,920

	Coca Cola Co.
1,900	October 2009 Call @ 50.00				7,220

	Diageo Plc
1,200	October 2009 Call @ 65.00				300

	Exxon Mobil Corp.
1,300	October 2009 Call @ 70.00				832

	Frontier Communications Corp.
4,000	February 2010 Call @ 17.50				2,000

	Intel Corp.
4,000	October 2009 Call @ 19.00				3,760

	Kellogg Co.
1,500	October 2009 Call @ 45.00				6,300

	Kraft Food, Inc.
2,800	December 2009 Call @ 26.00				3,500

	McDonald's Corp.
1,800	October 2009 Call @ 57.50				1,224

	NBT Bankcorp
1,000	October 2009 Call @ 22.50				850

	Nicor, Inc.
1,000	January 2010 Call @ 35.00				2,900

	Northrup Grumman Corp.
1,800	October 2009 Call @ 50.00				4,500

	Powershares DB Commodity
2,000	October 2009 Call @ 22.00				1,000

	Proshares Ultrashort S&P 500
1,000	October 2009 Call @ 44.00				600

	Charles Schwab & Co., Inc.
5,000	October 2009 Call @ 18.00				7,000

	United Parcel Service, Inc.
1,200	October 2009 Call @ 55.00				2,700

	Total (Premiums Received $51,997)				$ 54,526

NOTES TO FINANCIAL STATEMENTS
Leigh Baldwin Total Retrun Fund
1. SECURITY TRANSACTIONS

At September 30, 2009, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $1,689,203 amounted to $18,560, which consisted of aggregate gross unrealized appreciation of $102,475 and aggregate gross unrealized depreciation of $121,035.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with FAS 157, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stock		$1,438,120	$0	$0	$1,438,120
Exchange Traded Funds		$183,620	$0	$0	$183,620
Options Purchased		$0	$51,432	$0	$51,432
Cash Equivalents		$384,880	$0	$0	$384,880
Total		$2,006,620	$51,432	$0	$2,058,052

Valuation Inputs of Liabilities		Level 1	Level 2	Level 3	Total
Options Written		$0	$54,526	$0	$54,526
Total		$0	$54,526	$0	$54,526

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Frank Funds

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Brian J. Frank

Brian J. Frank

President and Treasurer

Date November 18, 2009